JPMorgan High Yield Fund Expense Example, No Redemption - A C I Shares [Member] - JPMorgan High Yield Fund	Feb. 28, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 459
Expense Example, No Redemption, 3 Years	690
Expense Example, No Redemption, 5 Years	939
Expense Example, No Redemption, 10 Years	1,654
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	137
Expense Example, No Redemption, 3 Years	483
Expense Example, No Redemption, 5 Years	852
Expense Example, No Redemption, 10 Years	1,755
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	61
Expense Example, No Redemption, 3 Years	246
Expense Example, No Redemption, 5 Years	447
Expense Example, No Redemption, 10 Years	$ 1,026